Asset Abandonment	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
5. Asset Abandonment

During the year, the Company’s board and management decided to forego its US cannabis operations that were initially intended to be held in Pivot Naturals. The Company is focusing its efforts on manufacturing and distributing hemp and non-hemp-based CBD products to states where regulations permit and on commercializing AP-003 (Note 25(f)). Due to the change in the strategic direction of the Company, management determined that several assets initially held for US operations purposes had a recoverable value of $nil and were, therefore, impaired for a total amount of $1,303,278 in its consolidated statements of comprehensive loss (2019 - $nil). The main asset impaired relates to the right-of-use asset previously recognized relating to the lease on 3595 Cadillac Avenue.

Pursuant to a Settlement Agreement and Release Agreement signed on February 13, 2020 (see Note 25(a)), in April 2020, 100% of the Company’s membership interest in Pivot Naturals LLC was assigned to Goodbuzz Inc.